U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM 24F-2

                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.   Name and address of issuer:

                     Amana Mutual Funds Trust
                     1300 North State Street
                  Bellingham, Washington  98225

2. Name of each series or class of funds for which this notice of filed:
                  Amana Income Fund
                      Amana Growth Fund

3.   Investment Company Act File Number:     811-4276
     Securities Act File Number:             2-96942

4(a).   Last day of fiscal year for which this notice is filed:  May 31, 1998

4(b).Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
Note: If the Form is being filed late, interest must be paid on the registration fee due.

5.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year on rule 24f-2 (from Item 10):
                                                                  $ 9,701,664.00
                                                                  -------------

     (ii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                               $ 5,800,914.00
                                                -------------
     (iii)  Aggregate sale price of securities redeemed or repuchased during  any  prior
                                                              fiscal year ending
                                                              no  earlier   than
                                                              October  11,  1995
                                                              that    were   not
                                                              previously used to
                                                              reduce
                                                              registration  fees
                                                              payable   to   the
                                                              Commission:
                                                $  0.00
                                               -------------

     (iv)   Total available redemption credits (add items 5(ii) and 5 (iii):
                                                                  $ 5,800,914.00
                                                                   -------------

     (v) Net Sales - If item 5(i) is greater than item 5(iv) -Subtract item 5(iv) from item 5(i)-:
                                                                   $3,900,750.00
                                                                  -------------

     (vi)                                            Redemption          credits
                                                     available for use in future
                                                     years if item  5(i) is less
                                                     than item  5(iv)  -subtract
                                                     item 5(iv) from item 5(i):
                                                                           $0.00

--------------

    (vii) Multiplier for determining registration fee (see instruction C.9)
                                                                  x     0.000295
                                                                 ---------------
      (viii) Registration fee due (multiply item 5(v) by item 5(vii)- enter "0" if no fee is due:
                                                                      $1,1150.72
                                                                     ----------
6.  Prepaid Shares
      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:-----N/A-----. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then sstate that numbers here:-----N/A-----.

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):    =                               $0.00
                                                          ------------

8.  Total of the amount of the registration fee due plus any interest due
     -line 5(viii) plus line 7:                         $1,150.72
                                                        ----------

9.   Date the registration fee and any interest payment was sent to the
      Commission's lock box depository:   June 25, 1998

     Method of Delivery:  Wire transfer        $1,150.72
                                              -----------
                                     Mail or other means ---N/A---


                            SIGNATURES
This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Teresa K. Anderson

                                  ---------------------------
                                  Teresa K. Anderson, CMA
                                 Director of Funds and Operations

Date       July 07, 1998
              ------------